Stock-Based Compensation - Summary of Stock Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-Vested Shares (1)
Non-Vested Shares, Beginning Balance (in shares)	1,006,471
Non-Vested Shares, Awarded (in shares)	374,569
Non-Vested Shares, Vested (in shares)	(236,820)
Non-Vested Shares, Cancelled/forfeited (in shares)	(338,463)
Non-Vested Shares, Ending Balance (in shares)	805,757
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Beginning Balance (in dollars per share)	$ 31.69
Weighted Average Grant Date Fair Value, Awarded (in dollars per share)	33.09
Weighted Average Grant Date Fair Value, Vested (in dollars per share)	36.43
Weighted Average Grant Date Fair Value, Cancelled/forfeited (in dollars per share)	31.61
Weighted Average Grant Date Fair Value, Ending Balance (in dollars per share)	$ 30.98
Performance Shares
Weighted Average Grant Date Fair Value
Maximum shares that could vest (percent)	200.00%
Maximum number that could vest (in shares)	1,038,272	1,340,375